As of September 30, 2022 and December 31, 2021, property and equipment consist of the following: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 900,000	$ 1,412,000
Less: accumulated depreciation and amortization	(652,000)	(1,301,000)
Property and equipment, net	248,000	111,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	667,000	680,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		483,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	97,000	160,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	72,000	89,000
E V Chargers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 64,000